UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.5%
Bombardier, Inc., 6.125%, 1/15/23(1)	$695	$714,113
GenCorp, Inc., 7.125%, 3/15/21(1)	1,525	1,616,500
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	88,400
TransDigm, Inc., 7.75%, 12/15/18	2,230	2,388,887

		$4,807,900

Automotive & Auto Parts — 2.0%
American Axle & Manufacturing, Inc., 9.25%, 1/15/17(1)	$3,072	$3,310,080
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	2,933,437
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,545,230
General Motors Financial Co., Inc., 2.75%, 5/15/16(1)	200	199,625
General Motors Financial Co., Inc., 3.25%, 5/15/18(1)	340	333,200
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	1,135	1,092,438
General Motors Financial Co., Inc., 4.75%, 8/15/17(1)	320	337,200
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,540,000
Navistar International Corp., 8.25%, 11/1/21	3,285	3,375,337
Schaeffler Finance BV, 4.75%, 5/15/21(1)	1,265	1,233,375
Schaeffler Holding Finance BV, 6.875%, 8/15/18(1)(2)	2,130	2,183,250
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., 10.625%, 9/1/17(1)	322	340,921

		$18,424,093

Banks & Thrifts — 1.5%
Ally Financial, Inc., 0.00%, 6/15/15	$1,710	$1,588,162
Ally Financial, Inc., 2.475%, 12/1/14(3)	720	722,582
Ally Financial, Inc., 3.50%, 7/18/16	3,610	3,639,884
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,274,147
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,431,835
Ally Financial, Inc., 8.00%, 11/1/31	1,900	2,308,500

		$13,965,110

Broadcasting — 0.9%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,004,250
AMC Networks, Inc., 7.75%, 7/15/21	1,100	1,237,500
Clear Channel Communications, Inc., 11.25%, 3/1/21	1,520	1,630,200
Crown Media Holdings, Inc., 10.50%, 7/15/19	945	1,060,763
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,493,437
Univision Communications, Inc., 5.125%, 5/15/23(1)	2,055	2,024,175

		$8,450,325

Building Materials — 1.9%
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21(1)	$1,020	$1,020,000
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	2,110	2,136,375
HD Supply, Inc., 7.50%, 7/15/20(1)	995	1,057,188
HD Supply, Inc., 8.125%, 4/15/19	815	916,875
HD Supply, Inc., 11.50%, 7/15/20	1,010	1,200,638
Interface, Inc., 7.625%, 12/1/18	1,265	1,359,875
Interline Brands, Inc., 10.00%, 11/15/18(2)	3,115	3,379,775
Nortek, Inc., 8.50%, 4/15/21(1)	1,655	1,783,262

Security	Principal Amount (000’s omitted)	Value
Nortek, Inc., 10.00%, 12/1/18	$1,815	$1,991,962
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,700,000

		$17,545,950

Cable/Satellite TV — 2.9%
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$882,825
CCO Holdings, LLC, 6.75%, 11/15/21	5,020	5,522,000
CCO Holdings, LLC/CCO Capital Corp., 5.25%, 9/30/22	2,165	2,029,687
CCO Holdings, LLC/CCO Capital Corp., 5.75%, 1/15/24	2,010	1,884,375
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20	125	136,563
DISH DBS Corp., 5.875%, 7/15/22	3,500	3,508,750
DISH DBS Corp., 6.75%, 6/1/21	5,985	6,374,025
Lynx II Corp., 6.375%, 4/15/23(1)	1,050	1,082,813
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,595	2,536,612
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	170	184,025
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	1,996,875

		$26,138,550

Capital Goods — 1.1%
Amsted Industries, Inc., 8.125%, 3/15/18(1)	$2,890	$3,085,075
Belden, Inc., 5.50%, 9/1/22(1)	440	440,000
CNH Capital, LLC, 6.25%, 11/1/16	1,910	2,096,225
Harbinger Group, Inc., 7.875%, 7/15/19(1)	1,025	1,066,000
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	838,450
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	533,000
Silver II Borrower/Silver II US Holdings, LLC, 7.75%, 12/15/20(1)	1,590	1,673,475

		$9,732,225

Chemicals — 2.1%
Ashland, Inc., 3.00%, 3/15/16(1)	$740	$752,950
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,012,800
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	863,363
Chemtura Corp., 5.75%, 7/15/21	725	725,000
Ineos Finance PLC, 8.375%, 2/15/19(1)	3,690	4,063,612
Kraton Polymers, LLC, 6.75%, 3/1/19	905	925,363
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,881,500
TPC Group, Inc., 8.75%, 12/15/20(1)	1,535	1,619,425
Tronox Finance, LLC, 6.375%, 8/15/20(1)	3,735	3,594,937
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/1/21(1)	2,825	2,938,000

		$19,376,950

Consumer Products — 1.5%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$2,810	$2,922,400
BC Mountain, LLC/BC Mountain Finance, Inc., 7.00%, 2/1/21(1)	1,920	2,001,600
Libbey Glass, Inc., 6.875%, 5/15/20	689	740,675
Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	550	591,938
Spectrum Brands Escrow Corp., 6.375%, 11/15/20(1)	1,110	1,182,150
Spectrum Brands Escrow Corp., 6.625%, 11/15/22(1)	1,610	1,726,725
Spectrum Brands, Inc., 9.50%, 6/15/18	1,015	1,124,112
Sun Products Corp. (The), 7.75%, 3/15/21(1)	2,075	2,126,875
Tempur-Pedic International, Inc., 6.875%, 12/15/20(1)	1,230	1,309,950

		$13,726,425

Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	$2,945	$2,908,188
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	1,940	2,056,400

Security	Principal Amount (000’s omitted)	Value
BWAY Holding Co., 10.00%, 6/15/18	$550	$607,750
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23(1)	830	778,125
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,163,706
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,456,025
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,265,225
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	2,980	3,233,300
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,508,700

		$21,977,419

Diversified Financial Services — 2.2%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,224,300
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,980	2,061,467
CIT Group, Inc., 5.00%, 8/15/22	455	453,024
CIT Group, Inc., 5.25%, 3/15/18	605	645,838
CIT Group, Inc., 5.375%, 5/15/20	230	241,500
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,074,825
E*TRADE Financial Corp., 6.00%, 11/15/17	295	308,275
E*TRADE Financial Corp., 6.375%, 11/15/19	1,005	1,072,837
International Lease Finance Corp., 6.25%, 5/15/19	975	1,033,500
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,815,400
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,164,387
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,417,575
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,477,700
SLM Corp., 7.25%, 1/25/22	415	441,975
SLM Corp., 8.00%, 3/25/20	2,065	2,310,219

		$19,742,822

Diversified Media — 2.4%
Catalina Marketing Corp., 10.50%, 10/1/15(1)	$4,135	$4,217,700
Catalina Marketing Corp., 11.625%, 10/1/17(1)	3,090	3,252,225
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	1,138,800
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,960	3,108,000
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	467,250
LBI Media, Inc., 10.00%, 4/15/19(1)	1,860	1,692,600
LBI Media, Inc., 13.50%, 4/15/20(1)(2)	473	170,227
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,937,250
WMG Acquisition Corp., 6.00%, 1/15/21(1)	1,026	1,077,300
WMG Acquisition Corp., 11.50%, 10/1/18	3,710	4,312,875

		$21,374,227

Energy — 12.8%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,227,625
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,558,200
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,323,000
Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/21(1)	545	510,938
Atlas Pipeline Partners, LP, 4.75%, 11/15/21(1)	815	751,837
Atwood Oceanics, Inc., 6.50%, 2/1/20	1,205	1,289,350
Berry Petroleum Co., 6.375%, 9/15/22	4,240	4,346,000
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,540	1,586,200
Bristow Group, Inc., 6.25%, 10/15/22	1,775	1,852,656
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	837,375
Chesapeake Energy Corp., 5.75%, 3/15/23	1,245	1,257,450
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	3,099,150
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	1,025	1,040,375
Concho Resources, Inc., 5.50%, 4/1/23	4,210	4,220,525
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,440,500
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,751,425

Security	Principal Amount (000’s omitted)	Value
Continental Resources, Inc., 4.50%, 4/15/23	$2,040	$1,989,000
Continental Resources, Inc., 5.00%, 9/15/22	4,270	4,312,700
Continental Resources, Inc., 7.125%, 4/1/21	670	750,400
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,030,000
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22(1)	2,775	2,677,875
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,811,095
Energy Transfer Equity, LP, 7.50%, 10/15/20	765	865,406
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	2,880	3,283,200
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	3,950	4,246,250
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	878,475
EPL Oil & Gas, Inc., 8.25%, 2/15/18	1,690	1,791,400
Frontier Oil Corp., 6.875%, 11/15/18	530	567,100
FTS International Services, LLC/FTS International Bonds, Inc., 8.125%, 11/15/18(1)	3,749	4,105,155
Harvest Operations Corp., 6.875%, 10/1/17	800	884,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	603,750
Kodiak Oil & Gas Corp., 5.50%, 1/15/21(1)	410	413,588
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,770,550
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,151,800
MEG Energy Corp., 6.375%, 1/30/23(1)	2,190	2,200,950
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	947,850
Oasis Petroleum, Inc., 6.875%, 1/15/23	2,920	3,102,500
Oil States International, Inc., 6.50%, 6/1/19	1,665	1,789,875
Pacific Drilling SA, 5.375%, 6/1/20(1)	1,085	1,066,012
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,751,000
Plains Exploration & Production Co., 6.875%, 2/15/23	4,150	4,477,456
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,342,600
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,055,000
QEP Resources, Inc., 5.25%, 5/1/23	1,685	1,668,150
Range Resources Corp., 6.75%, 8/1/20	1,580	1,714,300
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,742,175
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,106,350
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	3,625	3,584,219
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	2,035	1,994,300
Sabine Pass LNG, LP, 6.50%, 11/1/20(1)	2,260	2,361,700
SandRidge Energy, Inc., 7.50%, 3/15/21	1,495	1,487,525
SandRidge Energy, Inc., 8.125%, 10/15/22	405	413,100
SESI, LLC, 6.375%, 5/1/19	3,445	3,651,700
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	1,025	1,060,875
SM Energy Co., 6.50%, 1/1/23	1,685	1,794,525
Tesoro Corp., 5.375%, 10/1/22	2,255	2,243,725
Venoco, Inc., 11.50%, 10/1/17	540	576,450
WPX Energy, Inc., 5.25%, 1/15/17	715	759,687
WPX Energy, Inc., 6.00%, 1/15/22	3,160	3,231,100

		$116,347,474

Entertainment/Film — 0.5%
Cinemark USA, Inc., 7.375%, 6/15/21	$695	$761,025
NAI Entertainment Holdings, LLC, 8.25%, 12/15/17(1)	660	720,060
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,275,750
Regal Cinemas Corp., 8.625%, 7/15/19	545	594,050
Regal Entertainment Group, 9.125%, 8/15/18	1,272	1,411,920

		$4,762,805

Environmental — 0.5%
ADS Waste Holdings, Inc., 8.25%, 10/1/20(1)	$1,145	$1,210,837
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,209,500

Security	Principal Amount (000’s omitted)	Value
Covanta Holding Corp., 6.375%, 10/1/22	$1,970	$2,037,977

		$4,458,314

Food/Beverage/Tobacco — 1.6%
ASG Consolidated, LLC/ASG Finance, Inc., 10.75%, 5/15/16(1)	$1,195	$1,248,775
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	2,492	2,500,716
B&G Foods, Inc., 4.625%, 6/1/21	710	687,813
Constellation Brands, Inc., 4.25%, 5/1/23	3,055	2,886,975
Constellation Brands, Inc., 6.00%, 5/1/22	565	613,025
Michael Foods Group, Inc., 9.75%, 7/15/18	2,695	2,977,975
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	1,555	1,621,087
Post Holdings, Inc., 7.375%, 2/15/22(1)	490	527,975
Sun Merger Sub, Inc., 5.25%, 8/1/18(1)	735	738,675
Sun Merger Sub, Inc., 5.875%, 8/1/21(1)	525	527,625

		$14,330,641

Gaming — 5.0%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(2)(4)(5)(6)	$2,377	$2,255,877
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(7)	5,755	1,899,150
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	5,615	4,885,050
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	3,695	3,452,516
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	2,375	2,474,453
Caesars Operating Escrow, LLC/Caesars Escrow Corp., 9.00%, 2/15/20(1)	1,670	1,569,800
Inn of the Mountain Gods Resort & Casino, 8.75%, 11/30/20(1)	421	423,631
MGM Resorts International, 5.875%, 2/27/14	1,440	1,476,000
MGM Resorts International, 6.625%, 12/15/21	1,420	1,499,875
MGM Resorts International, 7.75%, 3/15/22	3,900	4,338,750
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,019	2,024,047
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)	1,570	1,558,225
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,832,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	1,750	1,714,825
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,656,500
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,335	5,681,775
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	520	498,550
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	3,298,575
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(4)	2,826	1,396,685

		$44,936,909

Health Care — 9.7%
Accellent, Inc., 8.375%, 2/1/17	$3,345	$3,495,525
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	1,521	1,665,495
Alere, Inc., 6.50%, 6/15/20(1)	1,020	1,046,775
Alere, Inc., 8.625%, 10/1/18	1,300	1,410,500
Amsurg Corp., 5.625%, 11/30/20	735	753,375
Bausch & Lomb, Inc., 9.875%, 11/1/15	1,053	1,087,223
Biomet, Inc., 6.50%, 8/1/20	4,205	4,436,275
Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,354,813
Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,752,125
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,864,600
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,380	4,456,650
DJO Finance, LLC/DJO Finance Corp., 8.75%, 3/15/18	1,445	1,585,888
Emergency Medical Services Corp., 8.125%, 6/1/19	1,300	1,417,000
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	915	960,750
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	540	567,000
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	185	193,788
Envision Healthcare Holdings, Inc., 9.25%, 10/1/17(1)(2)	1,995	2,047,369
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,606,262

Security	Principal Amount (000’s omitted)	Value
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	$1,260	$1,335,600
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,071,200
HCA, Inc., 6.50%, 2/15/20	560	618,800
HCA, Inc., 7.50%, 2/15/22	1,530	1,728,900
Hologic, Inc., 6.25%, 8/1/20	5,415	5,760,206
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,769,850
INC Research, LLC, 11.50%, 7/15/19(1)	1,145	1,225,150
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,011,150
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(2)	5,140	5,268,500
MultiPlan, Inc., 9.875%, 9/1/18(1)	2,800	3,115,000
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,358,000
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,435	1,600,025
Polymer Group, Inc., 7.75%, 2/1/19	1,870	2,005,575
ResCare, Inc., 10.75%, 1/15/19	2,375	2,660,000
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,513,575
Teleflex, Inc., 6.875%, 6/1/19	545	580,425
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,974,687
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,175	5,369,062
VPII Escrow Corp., 7.50%, 7/15/21(1)	2,060	2,219,650
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,622,250
Warner Chilcott Co., LLC, 7.75%, 9/15/18	2,225	2,450,281

		$87,959,299

Homebuilders/Real Estate — 0.5%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,841,875
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	2,625	2,812,031

		$4,653,906

Hotels — 0.1%
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/21(1)	$425	$418,625

		$418,625

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,460	$1,496,500
Hub International, Ltd., 8.125%, 10/15/18(1)	1,540	1,643,950
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	3,370	3,403,700

		$6,544,150

Leisure — 1.0%
NCL Corp., Ltd., 5.00%, 2/15/18(1)	$905	$907,262
Royal Caribbean Cruises, 7.25%, 6/15/16	535	601,875
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,551,475
Royal Caribbean Cruises, 11.875%, 7/15/15	575	679,938
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,442,350
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	1,800	1,993,500

		$9,176,400

Metals/Mining — 2.3%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,589,800
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,210	1,889,550
Inmet Mining Corp., 7.50%, 6/1/21(1)	1,510	1,517,550
Inmet Mining Corp., 8.75%, 6/1/20(1)	1,010	1,065,550
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,465,925
New Gold, Inc., 7.00%, 4/15/20(1)	905	925,363
Novelis, Inc., 8.375%, 12/15/17	1,025	1,109,563
Novelis, Inc., 8.75%, 12/15/20	2,645	2,929,337
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	3,720	3,831,600

Security	Principal Amount (000’s omitted)	Value
Rain CII Carbon, LLC, 8.00%, 12/1/18(1)	$480	$499,200
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	546,000
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,377,462

		$20,746,900

Paper — 0.6%
Boise Paper Holdings, LLC/Boise Co-Issuer Co., 8.00%, 4/1/20	$545	$588,600
Boise Paper Holdings, LLC/Boise Finance Co., 9.00%, 11/1/17	2,200	2,334,750
Domtar Corp., 10.75%, 6/1/17	2,300	2,882,438

		$5,805,788

Publishing/Printing — 0.5%
Gannett Co., Inc., 5.125%, 7/15/20(1)	$1,230	$1,233,075
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	3,080	3,249,400

		$4,482,475

Railroad — 0.1%
Kansas City Southern Mexico, 6.125%, 6/15/21	$134	$151,085
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,047,613

		$1,198,698

Restaurants — 0.4%
NPC International, Inc., 10.50%, 1/15/20	$3,030	$3,492,075

		$3,492,075

Services — 5.3%
Aramark Corp., 5.75%, 3/15/20(1)	$1,000	$1,045,000
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	520	570,700
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,986,687
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	2,235	2,327,194
Education Management, LLC/Education Management Finance Corp., 15.00% to 3/30/14, 7/1/18(1)(6)	1,415	1,513,635
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,265,362
Hertz Corp. (The), 6.25%, 10/15/22	1,130	1,203,450
Hertz Corp. (The), 7.50%, 10/15/18	20	21,850
Laureate Education, Inc., 9.25%, 9/1/19(1)	15,780	17,200,200
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	224,500
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 10.25%, 11/15/19	1,330	1,516,200
ServiceMaster Co., 8.00%, 2/15/20	1,185	1,164,263
TransUnion Holding Co., Inc., 8.125%, 6/15/18(1)(2)	2,335	2,507,206
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,710	4,043,900
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,261,031
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,496,450
United Rentals North America, Inc., 7.625%, 4/15/22	765	856,800
United Rentals North America, Inc., 8.375%, 9/15/20	505	559,288

		$47,763,716

Steel — 0.3%
AK Steel Corp., 8.75%, 12/1/18(1)	$1,030	$1,095,663
ArcelorMittal, 6.75%, 2/25/22	670	696,800
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	740	740,000

		$2,532,463

Super Retail — 6.7%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	$2,225	$2,308,437
Claire’s Stores, Inc., 6.125%, 3/15/20(1)	2,450	2,499,000
Claire’s Stores, Inc., 7.75%, 6/1/20(1)	1,245	1,260,563

Security	Principal Amount (000’s omitted)	Value
Claire’s Stores, Inc., 8.875%, 3/15/19	$500	$540,000
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	2,950	3,337,187
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,823,373
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	2,765	2,979,287
Hot Topic, Inc., 9.25%, 6/15/21(1)	3,820	3,991,900
L Brands, Inc., 6.625%, 4/1/21	5,170	5,712,850
L Brands, Inc., 8.50%, 6/15/19	3,620	4,307,800
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	5,635	5,719,525
Michaels Stores, Inc., 7.75%, 11/1/18	1,130	1,230,288
Michaels Stores, Inc., 11.375%, 11/1/16	765	799,433
Netflix, Inc., 5.375%, 2/1/21(1)	305	309,575
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,612,150
Pantry, Inc., 8.375%, 8/1/20	1,615	1,752,275
Party City Holdings, Inc., 8.875%, 8/1/20(1)	2,705	2,975,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,290,187
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	4,590	4,727,700
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,484,438
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,745	4,958,525

		$60,619,993

Technology — 4.0%
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	$4,100	$4,100,000
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,482,250
Avaya, Inc., 10.50%, 3/1/21(1)	3,810	2,943,225
Ceridian Corp., 11.00%, 3/15/21(1)	520	598,000
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,565,000
CommScope, Inc., 8.25%, 1/15/19(1)	1,310	1,444,275
First Data Corp., 7.375%, 6/15/19(1)	2,930	3,091,150
First Data Corp., 10.625%, 6/15/21(1)	1,925	1,963,500
First Data Corp., 11.25%, 1/15/21(1)	1,925	2,002,000
Infor US, Inc., 9.375%, 4/1/19	2,720	3,053,200
Lender Processing Services, Inc., 5.75%, 4/15/23	935	1,005,125
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,548,000
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	831,163
Seagate HDD Cayman, 7.00%, 11/1/21	3,435	3,752,737
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	5,265	5,830,987

		$36,210,612

Telecommunications — 6.8%
Crown Castle International Corp., 5.25%, 1/15/23	$1,495	$1,446,413
Digicel Group, Ltd., 10.50%, 4/15/18(1)	1,210	1,318,900
Digicel, Ltd., 6.00%, 4/15/21(1)	2,030	1,994,475
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,409,612
Equinix, Inc., 7.00%, 7/15/21	1,335	1,466,831
Frontier Communications Corp., 7.625%, 4/15/24	1,535	1,558,025
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,661,525
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,403,375
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	4,615	4,874,594
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	3,520	3,797,200
iPCS, Inc., 3.516%, 5/1/14(2)(3)	1,010	1,011,263
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	2,840	2,907,450
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	3,415	3,496,106
NII International Telecom SCA, 7.875%, 8/15/19(1)	2,030	1,958,950
SBA Communications Corp., 5.625%, 10/1/19	920	931,500
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,915	1,967,662
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	540,488

Security	Principal Amount (000’s omitted)	Value
Softbank Corp., 4.50%, 4/15/20(1)	$5,075	$4,911,331
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,330,300
Sprint Nextel Corp., 6.00%, 11/15/22	2,030	1,964,025
Sprint Nextel Corp., 7.00%, 8/15/20	780	825,825
Sprint Nextel Corp., 9.00%, 11/15/18(1)	4,995	5,931,562
Sprint Nextel Corp., 9.125%, 3/1/17	1,140	1,319,550
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(2)	3,494	3,597,665
Windstream Corp., 7.75%, 10/1/21	2,445	2,616,150

		$61,240,777

Textiles/Apparel — 0.9%
Levi Strauss & Co., 6.875%, 5/1/22	$1,185	$1,309,425
Phillips-Van Heusen Corp., 7.75%, 11/15/23(4)	3,385	4,196,662
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	370	388,500
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20(1)	245	254,188
SIWF Merger Sub, Inc., 6.25%, 6/1/21(1)	1,555	1,558,887

		$7,707,662

Transportation Ex Air/Rail — 0.4%
CEVA Group PLC, 8.375%, 12/1/17(1)	$2,215	$2,237,150
CEVA Group PLC, 11.625%, 10/1/16(1)	1,750	1,806,875

		$4,044,025

Utilities — 1.9%
AES Corp. (The), 4.875%, 5/15/23	$225	$214,313
Calpine Corp., 7.50%, 2/15/21(1)	6,183	6,646,725
Edison Mission Energy, 7.50%, 6/15/13(14)	3,255	1,993,687
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	745	763,625
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,309,450
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,696,225
Texas Competitive Electric Holdings Co., LLC, 11.50%, 10/1/20(1)	2,035	1,536,425

		$17,160,450

Total Corporate Bonds & Notes (identified cost $734,532,630)		$761,856,153

Senior Floating-Rate Interests — 5.5%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 12/19/17	$1,791	$1,815,626

		$1,815,626

Chemicals — 0.5%
Ineos US Finance LLC, Term Loan, 4.00%, Maturing 5/4/18	$3,060	$3,058,997
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 3/19/20	1,200	1,216,406

		$4,275,403

Consumer Products — 0.4%
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	$3,092	$3,096,115

		$3,096,115

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$2,000	$2,006,250

		$2,006,250

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,850	$1,858,094

		$1,858,094

Energy — 0.2%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$2,000	$2,003,958

		$2,003,958

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$800	$824,000

		$824,000

Health Care — 0.4%
Hologic, Inc., Term Loan, 4.50%, Maturing 8/1/19	$1,980	$1,992,060
Rural/Metro Corporation, Term Loan, 5.75%, Maturing 6/29/18	1,697	1,556,355

		$3,548,415

Metals/Mining — 0.4%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$3,770	$3,804,810

		$3,804,810

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$1,895	$1,908,280

		$1,908,280

Services — 0.7%
AlixPartners, LLP, Term Loan - Second Lien, Maturing 7/2/21(9)	$2,800	$2,857,750
Education Management LLC, Term Loan, 4.31%, Maturing 6/1/16	3,258	2,913,335
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	497	469,921

		$6,241,006

Super Retail — 0.5%
JC Penney Corp., Inc., Term Loan, 6.00%, Maturing 5/21/18	$4,800	$4,845,000

		$4,845,000

Telecommunications — 1.0%
Asurion LLC, Term Loan, Maturing 7/8/20(9)	$1,400	$1,373,859
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	2,488	2,491,055
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,250,000

		$9,114,914

Transportation Ex Air/Rail — 0.3%
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	$1,170	$1,113,304
CEVA Group PLC, Term Loan, 5.27%, Maturing 8/31/16	523	497,429
CEVA Group PLC, Term Loan, 5.28%, Maturing 8/31/16	590	558,203

		$2,168,936

Utilities — 0.2%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.72%, Maturing 10/10/17	$2,600	$1,830,156

		$1,830,156

Total Senior Floating-Rate Interests (identified cost $48,581,903)		$49,340,963

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$5,390,000

		$5,390,000

Services — 0.0%(10)
Mood Media Corp., 10.00%, 10/31/15(4)(5)	$37	$20,498

		$20,498

Total Convertible Bonds (identified cost $5,126,428)		$5,410,498

Common Stocks — 2.9%

Security	Shares	Value
Building Materials — 0.5%
Panolam Holdings Co. (4)(5)(11)	3,117	$4,091,655

		$4,091,655

Capital Goods — 0.1%
Manitowoc Co., Inc. (The)	25,000	$513,250

		$513,250

Chemicals — 0.9%
LyondellBasell Industries N.V., Class A	100,000	$6,871,000
Tronox Ltd., Class A	72,600	1,576,146

		$8,447,146

Consumer Products — 0.0%(10)
HF Holdings, Inc. (4)(5)(11)	13,600	$126,072

		$126,072

Energy — 0.0%(10)
Chesapeake Energy Corp.	15,800	$368,140

		$368,140

Gaming — 0.4%
Greektown Superholdings, Inc. (11)	892	$71,360
Las Vegas Sands Corp.	54,500	3,028,565
New Cotai Participation Corp., Class B (4)(5)(11)	7	216,125

		$3,316,050

Services — 0.5%
Hertz Global Holdings, Inc. (11)	50,000	$1,280,500
United Rentals, Inc. (11)	60,000	3,439,200

		$4,719,700

Super Retail — 0.2%
GNC Holdings, Inc., Class A	37,157	$1,961,146

		$1,961,146

Technology — 0.3%
NCR Corp. (11)	75,000	$2,700,000

		$2,700,000

Total Common Stocks (identified cost $17,725,840)		$26,243,159

Convertible Preferred Stocks — 1.1%

Security	Shares	Value
Energy — 0.7%
Chesapeake Energy Corp., 4.50%	10,851	$997,207
Chesapeake Energy Corp., 5.75%(1)	4,980	5,488,582

		$6,485,789

Health Care — 0.4%
Alere, Inc., 3.00%	12,510	$3,399,593

		$3,399,593

Total Convertible Preferred Stocks (identified cost $9,383,775)		$9,885,382

Preferred Stocks — 0.4%

Security	Shares	Value
Banks & Thrifts — 0.4%
GMAC Capital Trust I, 8.125% to 2/15/16(12)	129,800	$3,446,190

		$3,446,190

Total Preferred Stocks (identified cost $3,273,233)		$3,446,190

Miscellaneous — 0.8%

Security	Shares	Value
Cable/Satellite TV — 0.0%(10)
Adelphia, Inc., Escrow Certificate (11)	7,585,000	$66,369
Adelphia, Inc., Escrow Certificate (11)	3,555,000	31,106
Adelphia Recovery Trust (4)(11)	10,758,837	0

		$97,475

Energy — 0.0%(10)
SemGroup Corp., Escrow Certificate (11)	6,330,000	$126,600

		$126,600

Gaming — 0.8%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(5)(11)	5,410	$3,246,000
PGP Investors, LLC, Membership Interests(4)(5)(11)	11,429	4,000,000

		$7,246,000

Health Care — 0.0%(10)
US Oncology, Inc., Escrow Certificate(11)	705,000	$31,725

		$31,725

Total Miscellaneous (identified cost $13,862,743)		$7,501,800

Warrants — 0.1%

Security	Shares	Value
Energy — 0.1%
SemGroup Corp., Expires 11/30/14(11)	17,240	$561,335

		$561,335

Food/Beverage/Tobacco — 0.0%(10)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$233,450

		$233,450

Total Warrants (identified cost $172)		$794,785

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$31,784	$31,783,802

Total Short-Term Investments (identified cost $31,783,802)		$31,783,802

Total Investments — 98.9% (identified cost $864,270,526)		$896,262,732

Other Assets, Less Liabilities — 1.1%		$10,277,591

Net Assets — 100.0%		$906,540,323

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $357,142,524 or 39.4% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Restricted security.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2013.

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	This Senior Loan will settle after July 31, 2013, at which time the interest rate will be determined.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $9,315.

(14)	Defaulted matured bond.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$867,103,943

Gross unrealized appreciation	$51,959,867
Gross unrealized depreciation	(22,801,078)

Net unrealized appreciation	$29,158,789

Restricted Securities

At July 31, 2013, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	$2,377,360	$2,060,116	$2,255,877

Total Corporate Bonds & Notes			$2,060,116	$2,255,877

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	37,000	$0	$20,498

Total Convertible Bonds			$0	$20,498

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$126,072
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,791	4,091,655

Total Common Stocks			$2,659,366	$4,433,852

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$3,246,000
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$7,246,000

Total Restricted Securities			$8,814,157	$13,956,227

A summary of open financial instruments at July 31, 2013 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$87,739	$19,256	$106,995
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	152,590	52,037	204,627
Credit Suisse International	Ford Motor Co.	Baa3/BB+	1,000	5.00	(1)	12/20/16	137,522	(1,366)	136,156
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	144,539	(30,405)	114,134
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	144,539	(54,416)	90,123
Deutsche Bank AG	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	288,796	(72,002)	216,794
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	144,539	(35,214)	109,325
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	288,797	(53,339)	235,458

Total			$11,650				$1,389,061	$(175,449)	$1,213,612

Centrally Cleared Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation
CME Group, Inc.	Markit CDX North America High Yield Index	$2,000	5.00	%(1)	6/20/18	3.72%	$98,090	$(123,164)	$(25,074)

Total		$2,000					$98,090	$(123,164)	$(25,074)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $1,487,151.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$754,006,929	$7,849,224	$761,856,153
Senior Floating-Rate Interests	—	49,340,963	—	49,340,963
Convertible Bonds	—	5,390,000	20,498	5,410,498
Common Stocks	21,737,947	71,360	4,433,852	26,243,159
Convertible Preferred Stocks	997,207	8,888,175	—	9,885,382
Preferred Stocks	3,446,190	—	—	3,446,190
Miscellaneous	—	3,501,800	4,000,000	7,501,800
Warrants	—	794,785	—	794,785
Short-Term Investments	—	31,783,802	—	31,783,802
Total Investments	$26,181,344	$853,777,814	$16,303,574	$896,262,732
Swap Contracts	$—	$1,487,151	$—	$1,487,151
Total	$26,181,344	$855,264,965	$16,303,574	$897,749,883

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Investments in Warrants	Total
Balance as of October 31, 2012	$1,701,655	$38,332	$5,660,642	$4,000,000	$8,872,920	$20,273,549
Realized gains (losses)	1,457	—	—	—	10,369,824	10,371,281
Change in net unrealized appreciation (depreciation)	486,448	(17,834)	(1,442,915)	28,489	(8,872,920)	(9,818,732)
Cost of purchases(1)	2,023,062	—	216,125	—	—	2,239,187
Proceeds from sales(1)	(316,040)	—	—	(28,489)	(10,369,824)	(10,714,353)
Accrued discount (premium)	34,044	—	—	—	—	34,044
Transfers to Level 3*	3,918,598	—	—	—	—	3,918,598
Transfers from Level 3*	—	—	—	—	—	—

Balance as of July 31, 2013	$7,849,224	$20,498	$4,433,852	$4,000,000	$0	$16,303,574

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2013	$342,338	$(17,834)	$(1,442,915)	$28,489	$—	$(1,089,922)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013